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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number 811-08363

Select Equity Trust
_____________________________________________________________
(Exact name of registrant as specified in charter)

200 Berkeley Street Boston, Massachusetts 02116
_____________________________________________________________
(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street Boston, Massachusetts 02116
____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making an annual filing for 2 of its series, Evergreen Special Equity Fund and Strategic Growth Fund, for the year ended 09/30/04. These 2 series have a 09/30 fiscal year end.

Date of reporting period: 09/30/04

Item 1 - Reports to Stockholders.

Evergreen

SPECIAL EQUITY FUND

Annual Report
as of September 30, 2004

Evergreen Investments
MUTUAL FUNDS

table of contents
1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND'S EXPENSES
7	FINANCIAL HIGHLIGHTS
12	SCHEDULE OF INVESTMENTS
19	STATEMENT OF ASSETS AND LIABILITIES
20	STATEMENT OF OPERATIONS
21	STATEMENTS OF CHANGES IN NET ASSETS
22	NOTES TO FINANCIAL STATEMENTS
28	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
32	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q will be available on the SEC's Web site at http://www.sec.gov. In addition, the fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund's proxy voting policies and procedures is available without charge, upon request, by calling 800.343.2898, by visiting our Web site at EvergreenInvestments.com or by visiting the SEC's Web site at http://www.sec.gov.

Information relating to how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC's Web site at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2004.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

November 2004

Dennis H. Ferro
President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen Special Equity Fund, which covers the twelve-month period ended September 30, 2004.

The investment period began on the heels of a dramatic turnaround in the equity markets. The war in Iraq and the changes in the tax laws had already been priced into the markets, and the previous upward momentum was likely susceptible to disappointment. At this juncture, our Investment Strategy Committee and our equity analysts had to make a determination: were the fundamentals supportive of continued growth in equities, or was the recent market action simply a technical move, justifying a reduction in equity allocations? After careful thought and spirited debate, we decided that the fundamentals were solid enough to support further gains in corporate profit growth, likely spurring on the equity markets further in the year ahead.

The passage of the Jobs and Growth Tax Relief Reconciliation Act of 2003 was critical to our belief in the sustainability of the expansion. The addition of capital investment as a pillar of the economic recovery not only took the pressure off the U.S. consumer, but it also provided longer-term support for growth. Indeed, economic and profit growth remained solid for the balance of 2003 and into 2004. Gross Domestic Product (GDP) expanded in the range of 6% in the latter half of 2003, followed by 4% growth for the economy in the first quarter of the new-year. Strengthened balance sheets and improved operating leverage on corporate income

LETTER TO SHAREHOLDERS continued

statements enabled this economic growth to translate into solid earnings gains of approximately 20% through the first half of 2004. Given the backdrop of the lowest interest rates in four decades, the major market indexes managed to climb higher into the first quarter of 2004 on these fundamental strengths.

Yet these fundamentals were simply not enough to prolong the twelve-month gains in equities through March 2004. The combination of geopolitical tensions, negative news from Iraq, terrorist threats, uncertainty about the presidential election, and potentially tighter monetary policy managed to dampen market sentiment. In addition, surging energy prices raised concerns about inflation, corporate profits, and personal consumption. As a result, a volatile period within a tight trading range ensued for the balance of the investment period.

We remind investors that a condition of economic recoveries is the transition from surging growth to more normalized periods of average growth. This historically subtle transition was abundantly clear this summer as second quarter GDP growth moderated two full percentage points, to 3%, from the approximately 5% pace over the prior twelve months. Consequently, the pace of growth in corporate profits has also moderated in recent months.

In this environment, we continue to recommend a diversified approach for equity portfolios relative to style, market capitalization, and region. To combat the frequent bouts of uncertainty and the associated volatility, our equity teams maintain an intense focus on the disciplines of their investment strategies, emphasizing economic and corporate fundamentals. Though fear may periodically dominate

LETTER TO SHAREHOLDERS continued

market sentiment over the short-term, we remain confident in our approach emphasizing solid fundamentals for successful long-term investing.

Please visit our website, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the website, you may also access a detailed Q & A interview with the portfolio manager(s) for your fund. You can easily reach these interviews by following the link, EvergreenInvestments.com/ AnnualUpdates, from our website. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our website at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing recent SEC actions involving the Evergreen Funds.

FUND AT A GLANCE

as of September 30, 2004

MANAGEMENT TEAM

Timothy M. Stevenson, CFA, CMT
Special Equity Team Lead Manager

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 9/30/2004.

The domestic equity style box placement is based on 10 growth and valuation measures for each of the fund's holdings, as well as the size of the companies in which it invests, or median market capitalization.

PERFORMANCE AND RETURNS

Portfolio inception date: 3/15/1994

	Class A	Class B	Class C	Class I	Class IS
Class inception date	8/30/1999	8/30/1999	8/30/1999	3/15/1994	3/15/1994

Nasdaq symbol	ESEAX	ESEBX	ESQCX	ESDDX	ESSEX

Average annual return*

1-year with sales charge	0.35%	0.69%	4.79%	N/A	N/A

1-year w/o sales charge	6.45%	5.69%	5.79%	6.73%	6.43%

5-year	0.29%	0.41%	0.75%	1.75%	1.54%

10-year	11.20%	11.46%	11.46%	12.13%	11.89%

* Adjusted for maximum applicablesales charge,unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C, I or IS, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. The maximum applicable sales charge is 5.75% for Class A, 5.00% for Class B and 1.00% for Class C. Classes I and IS are not subject to sales charges. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, B and C prior to their inception is based on (1) Class IS from 7/27/1998 to their inception, (2) the performance of the Class A shares of the fund's predecessor fund, CoreFund Special Equity Fund from 2/21/1995 through 7/26/1998, and (3) the original class of shares of the fund's predecessor fund from 3/15/1994 to 2/20/1995. The performance has not been adjusted to reflect the differences in each class' 12b-1 fee. These fees are 0.25% for Class IS, 0.30% for Class A, and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes B and C would have been lower. Historical performance shown for Class I prior to 7/27/1998 its inception is based on the performance of the Class Y shares of the fund's predecessor fund, CoreFund Special Equity Fund. Historical performance shown for Class IS prior to 7/27/1998 is based on the performance of the Class A shares of the fund's predecessor fund, CoreFund Special Equity Fund from 2/21/1995 through 7/26/1998, and the original class of shares of the fund's predecessor fund from 3/15/1994 to 2/20/1995, and reflects the same 0.25% 12b-1 fee applicable to Class IS. Returns reflect expense limits previously in effect, without which returns would have been lower.

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Special Equity Fund Class A shares, versus a similar investment in the Russell 2000 Growth Index (Russell 2000 Growth) and the Consumer Price Index (CPI).

The Russell 2000 Growth is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

PORTFOLIO MANAGER COMMENTARY

The fund's Class A shares returned 6.45% for the twelve-month period ended September 30, 2004, excluding any applicable sales charges. During the same period, the Russell 2000 Growth Index (Russell 2000 Growth) returned 11.92% .

The fund's performance was strong early in the fiscal year, when the market was influenced by optimism about the health of the economy. At that time, our consistent strategy to emphasize stocks with longer-term price momentum resulted in strong performance. However, the small-cap companies that we emphasized fell out of favor in the latter months of the fiscal year as the market environment changed and investors became less confident about the pace and durability of the economic recovery. During these months, lower-priced value stocks tended to outperform the growth stocks with longer-term price momentum that we emphasized. Performance was particularly affected by poor results from selections in the information technology sector.

Throughout the 12-month period, we maintained our commitment to our investment approach. We seldom made explicit sector or industry decisions. Rather, sector weightings tended to be a byproduct of the bottom-up stock selection process, which placed a heavy emphasis upon longer-term price momentum, or relative strength. This discipline resulted in overweight positions in the industrials, energy and consumer staples sectors.

The fund substantially trailed the benchmark Russell 2000 Growth Index, principally because of investments in the information technology sector. We had holdings in technology stocks that had surged in price during the previous year, showing strong relative strength. However, general information technology spending by corporations failed to meet earlier projections during the period, and many technology stock valuations fell hard as companies failed to meet revenue targets and reported disappointing earnings.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I and IS shares are only available to institutional shareholders with a minimum $1 million investment.

 The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

Smaller capitalization stock investing may offer the potential for greater long-term results; however, it is also generally associated with greater price volatility due to the higher risk of failure.

All data is as of September 30, 2004, and subject to change.

ABOUT YOUR FUND'S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2004 to September 30, 2004.

The example illustrates your fund's costs in two ways:

• Actual expenses

The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	4/1/2004	9/30/2004	Period*

Actual
Class A	$1,000.00	$928.51	$ 7.67
Class B	$1,000.00	$925.25	$11.02
Class C	$1,000.00	$925.25	$11.02
Class I	$1,000.00	$929.63	$ 6.22
Class IS	$1,000.00	$927.94	$ 7.42
Hypothetical
(5% return
before expenses)
Class A	$1,000.00	$1,017.05	$ 8.02
Class B	$1,000.00	$1,013.55	$11.53
Class C	$1,000.00	$1,013.55	$11.53
Class I	$1,000.00	$1,018.55	$ 6.51
Class IS	$1,000.00	$1,017.30	$ 7.77

* For each class of theFund, expenses are equalto theannualizedexpense ratio of each class
(1.59% for Class A, 2.29%for Class B, 2.29%for ClassC, 1.29%for Class I and 1.54% for
Class IS), multiplied bythe average accountvalue overthe period,multiplied by 183 / 366 days.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended September 30,				Year Ended June 30,

CLASS A	2004 [1]	2003 [1]	2002	2001 [2]	2001	2000 [3]

Net asset value, beginning of period	$ 10.86	$ 7.57	$ 9.83	$ 11.25	$ 15.67	$ 13.97

Income from investment operations
Net investment loss	(0.14)	(0.10)	(0.06)	(0.01)	(0.05)	(0.04)
Net realized and unrealized gains or losses on securities	0.84	3.39	(2.20)	(1.41)	(2.79)	3.93

Total from investment operations	0.70	3.29	(2.26)	(1.42)	(2.84)	3.89

Distributions to shareholders from
Net realized gains	0	0	0	0	(1.58)	(2.19)

Net asset value, end of period	$ 11.56	$ 10.86	$ 7.57	$ 9.83	$ 11.25	$ 15.67

Total return [4]	6.45%	43.46%	(22.99%)	(12.62%)	(20.00%)	31.20%

Ratios and supplemental data
Net assets, end of period (thousands)	$87,240	$56,644	$26,727	$30,425	$34,927	$35,390
Ratios to average net assets
Expenses [5]	1.57%	1.57%	1.26%	1.24% [6]	1.24%	1.31% [6]
Net investment loss	(1.20%)	(1.14%)	(0.61%)	(0.37%) [6]	(0.47%)	(0.61%) [6]
Portfolio turnover rate	221%	149%	164%	25%	178%	172%

1 Net investment loss per share is based on average shares outstanding during the period.
2 For the three months ended September 30, 2001. The Fund c hanged its fiscal year end from June 30 to September 30, effective September 30, 2001.
3 For the period from August 30, 1999 (commencement of class operations), to June 30, 2000.
4 Excluding applicable sales charges
5 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
6 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended September 30,				Year Ended June 30,

CLASS B	2004 [1]	2003 [1]	2002	2001 [2]	2001	2000 [3]

Net asset value, beginning of period	$ 10.54	$ 7.40	$ 9.67	$ 11.09	$ 15.59	$ 13.97

Income from investment operations
Net investment loss	(0.22)	(0.16)	(0.15)	(0.03)	(0.12)	(0.08)
Net realized and unrealized gains or losses on securities	0.82	3.30	(2.12)	(1.39)	(2.80)	3.89

Total from investment operations	0.60	3.14	(2.27)	(1.42)	(2.92)	3.81

Distributions to shareholders from
Net realized gains	0	0	0	0	(1.58)	(2.19)

Net asset value, end of period	$ 11.14	$ 10.54	$ 7.40	$ 9.67	$ 11.09	$ 15.59

Total return [4]	5.69%	42.43%	(23.47%)	(12.80%)	(20.67%)	30.54%

Ratios and supplemental data
Net assets, end of period (thousands)	$33,438	$34,722	$28,404	$40,477	$46,795	$40,898
Ratios to average net assets

Expenses [5]	2.27%	2.28%	2.01%	1.99% [6]	1.99%	2.06% [6]
Net investment loss	(1.90%)	(1.83%)	(1.35%)	(1.12%) [6]	(1.21%)	(1.36%) [6]
Portfolio turnover rate	221%	149%	164%	25%	178%	172%

1 Net investment loss per share is based on average shares outstanding during the period.
2 For the three months ended September 30, 2001. The Fund c hanged its fiscal year end from June 30 to September 30, effective September 30, 2001.
3 For the period from August 30,1999 (commencement of class operations), to June 30, 2000.
4 Excluding applicable sales charges
5 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
6 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

		Year Ended September 30,			Year Ended June 30,

CLASS C	2004 [1]	2003 [1]	2002	2001 [2]	2001	2000 [3]

Net asset value, beginning of period	$ 10.53	$ 7.40	$ 9.67	$ 11.09	$ 15.59	$ 13.97

Income from investment operations
Net investment loss	(0.22)	(0.16)	(0.16)	(0.03)	(0.14)	(0.09)
Net realized and unrealized gains or losses on securities	0.83	3.29	(2.11)	(1.39)	(2.78)	3.90

Total from investment operations	0.61	3.13	(2.27)	(1.42)	(2.92)	3.81

Distributions to shareholders from
Net realized gains	0	0	0	0	(1.58)	(2.19)

Net asset value, end of period	$ 11.14	$ 10.53	$ 7.40	$ 9.67	$ 11.09	$ 15.59

Total return [4]	5.79%	42.30%	(23.47%)	(12.80%)	(20.67%)	30.53%

Ratios and supplemental data
Net assets, end of period (thousands)	$19,678	$18,723	$13,982	$20,208	$23,510	$25,769
Ratios to average net assets
Expenses [5]	2.27%	2.28%	2.01%	1.98% [6]	1.99%	2.06% [6]
Net investment loss	(1.90%)	(1.83%)	(1.36%)	(1.12%) [6]	(1.23%)	(1.36%) [6]
Portfolio turnover rate	221%	149%	164%	25%	178%	172%

1 Net investment loss per share is based on average shares outstanding during the period.
2 For the three months ended September 30, 2001. The Fund c hanged its fiscal year end from June 30 to September 30, effective September 30, 2001.
3 For the period from August 30, 1999 (commencement of class operations), to June 30, 2000.
4 Excluding applicable sales charges
5 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
6 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended September 30,				Year Ended June 30,

CLASS I	2004 [1]	2003 [1]	2002	2001 [2]	2001	2000

Net asset value, beginning of period	$ 11.14	$ 7.74	$ 10.02	$ 11.46	$ 15.92	$ 14.20

Income from investment operations
Net investment loss	(0.11)	(0.07)	(0.04)	(0.01)	(0.03)	(0.05)
Net realized and unrealized gains or losses on securities	0.86	3.47	(2.24)	(1.43)	(2.85)	3.96

Total from investment operations	0.75	3.40	(2.28)	(1.44)	(2.88)	3.91

Distributions to shareholders from
Net realized gains	0	0	0	0	(1.58)	(2.19)

Net asset value, end of period	$ 11.89	$ 11.14	$ 7.74	$ 10.02	$ 11.46	$ 15.92

Total return	6.73%	43.93%	(22.75%)	(12.57%)	(19.92%)	30.89%

Ratios and supplemental data

Net assets, end of period (thousands)	$259,438	$247,412	$214,871	$251,463	$264,723	$192,146
Ratios to average net assets
Expenses [3]	1.27%	1.28%	1.01%	0.99% [4]	0.99%	1.05%
Net investment loss	(0.90%)	(0.82%)	(0.36%)	(0.13%) [4]	(0.22%)	(0.35%)
Portfolio turnover rate	221%	149%	164%	25%	178%	172%

1 Net investment loss per share is based on average shares outstanding during the period.

2 For the three months ended September 30, 2001. The Fund changed its fiscal year end from June 30 to September 30, effective September 30, 2001.

3 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements .

4 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended September 30,				Year Ended June 30,

CLASS IS	2004 [1]	2003 [1]	2002	2001 [2]	2001	2000

Net asset value, beginning of period	$10.89	$ 7.59	$ 9.84	$11.27	$15.70	$14.05

Income from investment operations
Net investment loss	(0.14)	(0.09)	(0.07)	0	(0.05)	(0.10)
Net realized and unrealized gains or losses on securities	0.84	3.39	(2.18)	(1.43)	(2.80)	3.94

Total from investment operations	0.70	3.30	(2.25)	(1.43)	(2.85)	3.84

Distributions to shareholders from
Net realized gains	0	0	0	0	(1.58)	(2.19)

Net asset value, end of period	$11.59	$10.89	$ 7.59	$ 9.84	$11.27	$15.70

Total return	6.43%	43.48%	(22.87%)	(12.69%)	(20.02%)	30.70%

Ratios and supplemental data
Net assets, end of period (thousands)	$3,456	$2,878	$3,107	$4,680	$5,349	$7,835
Ratios to average net assets
Expenses [3]	1.52%	1.53%	1.26%	1.23% [4]	1.24%	1.30%
Net investment loss	(1.15%)	(1.07%)	(0.60%)	(0.37%) [4]	(0.48%)	(0.61%)
Portfolio turnover rate	221%	149%	164%	25%	178%	172%

1 Net investment loss is based on average shares outstanding during the period.
2 For the three months ended September 30, 2001. The Fund c hanged its fiscal year end from June 30 to September 30, effective September 30, 2001.
3 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
4 Annualized

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

September 30, 2004

	Shares	Value

COMMON STOCKS 99.2%
CONSUMER DISCRETIONARY 11.5%
Auto Components 0.3%
Midas, Inc.	76,270	$1,235,574

Automobiles 0.9%
Monaco Coach Corp.	177,408	3,840,883

Hotels, Restaurants & Leisure 1.2%
Choice Hotels, Inc.	81,549	4,696,407

Household Durables 0.4%
Jarden Corp. *	43,808	1,598,554

Internet & Catalog Retail 1.0%
Coldwater Creek, Inc. *	185,594	3,873,347

Leisure Equipment & Products 1.0%
Marinemax, Inc.	97,116	2,187,052
RC2 Corp.	52,511	1,727,612

		3,914,664

Media 2.1%
Carmike Cinemas, Inc.	108,547	3,821,940
Getty Images, Inc. *	18,924	1,046,497
Thomas Nelson, Inc.	187,652	3,668,597

		8,537,034

Specialty Retail 2.9%
Aaron Rents, Inc., Class B	155,351	3,380,438
Big 5 Sporting Goods Corp.	171,609	3,912,685
Guess?, Inc. *	241,924	4,308,666

		11,601,789

Textiles, Apparel & Luxury Goods 1.7%
Deckers Outdoor Corp. *(p)	132,385	4,501,090
Hartmarx Corp.	342,430	2,540,831

		7,041,921

CONSUMER STAPLES 4.1%
Food & Staples Retailing 2.9%
7-Eleven, Inc. *	247,521	4,945,470
Pantry, Inc.	171,772	4,323,501
Smart & Final, Inc. (p)	149,511	2,505,804

		11,774,775

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2004

	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Food Products 0.7%
Cal-Maine Foods, Inc. (p)	258,727	$2,838,235

Personal Products 0.5%
Chattem, Inc. *	55,320	1,784,070

ENERGY 7.2%
Energy Equipment & Services 0.6%
Core Laboratories *	92,927	2,285,075

Oil & Gas 6.6%
Cimarex Energy Co. *	65,688	2,295,139
Edge Petroleum Corp.	198,275	3,166,452
Encore Aquisition Co.	46,488	1,603,836
General Maritime Corp. (p)	119,874	4,175,211
Harvest Natural Resources, Inc. (p)	277,928	4,613,605
KCS Energy, Inc. *	284,653	3,959,523
Patina Oil & Gas Corp.	61,445	1,816,929
Petroleum Development Corp. (p)	119,678	5,244,290

		26,874,985

FINANCIALS 8.2%
Commercial Banks 2.4%
East West Bancorp, Inc.	42,593	1,430,699
PrivateBancorp, Inc. (p)	52,465	1,414,456
Silicon Valley Bancshares *	97,196	3,612,775
UCBH Holdings, Inc.	80,611	3,149,472

		9,607,402

Consumer Finance 0.4%
Cash America International, Inc.	65,753	1,608,318

Diversified Financial Services 0.8%
Euronet Worldwide, Inc.	52,207	977,315
First Republic Bank (p)	51,637	2,375,302

		3,352,617

Insurance 2.2%
Delphi Financial Group, Inc.	92,243	3,705,401
Ohio Casualty Corp.	178,555	3,737,156
Philadelphia Consolidated Holding Corp.	28,478	1,569,708

		9,012,265

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2004

	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Real Estate 0.9%
Omega Healthcare Investors, Inc. REIT	347,890	$3,743,297

Thrifts & Mortgage Finance 1.5%
Commercial Capital Bancorp, Inc.	151,453	3,436,469
New Century Financial Corp. (p)	39,654	2,387,964

		5,824,433

HEALTH CARE 14.0%
Biotechnology 1.6%
Affymetrix, Inc. * (p)	124,506	3,823,579
DUSA Pharmaceuticals, Inc. *	68,829	790,157
Dyax Corp. *(p)	213,211	1,628,932

		6,242,668

Health Care Equipment & Supplies 5.2%
Cooper Companies, Inc.	60,957	4,178,602
Dade Behring Holdings, Inc. *	78,180	4,356,033
Haemonetics Corp. *	74,792	2,456,169
Illumina, Inc.	366,776	2,167,646
Respironics, Inc. *	66,144	3,534,736
Urologix, Inc. *(p)	327,148	2,067,575
Vascular Solutions, Inc. (p)	241,223	2,081,755

		20,842,516

Health Care Providers & Services 5.9%
America Service Group, Inc.	102,395	4,202,291
PDI, Inc. *	148,123	3,997,840
Pediatrix Medical Group, Inc. *	58,826	3,226,606
United Surgical Partners International, Inc. *(p)	97,698	3,355,926
VCA Antech, Inc. *	226,433	4,671,313
Ventiv Health, Inc. *(p)	257,310	4,361,404

		23,815,380

Pharmaceuticals 1.3%
First Horizon Pharmaceutical Corp. *(p)	270,238	5,407,463

INDUSTRIALS 25.3%
Aerospace & Defense 1.6%
Innovative Solutions & Support, Inc. (p)	132,855	3,258,933
Moog, Inc., Class A *	92,139	3,344,646

		6,603,579

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2004

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Air Freight & Logistics 1.1%
Dynamex, Inc.	134,562	$2,319,849
J.B. Hunt Transport Services, Inc.	50,764	1,885,375

		4,205,224

Commercial Services & Supplies 8.3%
Banta Corp.	74,277	2,952,511
Bright Horizons Family Solutions, Inc. *	48,471	2,631,491
DiamondCluster International, Inc., Class A *	359,425	4,384,985
Duratek, Inc.	103,915	1,848,648
Gevity HR, Inc.	81,541	1,254,101
Heidrick & Struggles International, Inc. *(p)	161,267	4,647,715
Imagistics International, Inc. *	141,365	4,749,864
Labor Ready, Inc. *(p)	335,568	4,704,663
Mine Safety Appliances Co. (p)	86,716	3,531,075
Spherion Corp. *	366,432	2,865,498

		33,570,551

Construction & Engineering 0.6%
Dycom Industries, Inc. *	85,696	2,432,909

Electrical Equipment 1.7%
Genlyte Group, Inc. *	14,766	950,783
Littelfuse, Inc.	93,898	3,242,298
Thomas & Betts Corp. *	92,387	2,477,819

		6,670,900

Industrial Conglomerates 0.2%
Carlisle Companies, Inc.	12,920	825,976

Machinery 7.4%
American Science & Engineering, Inc. *(p)	94,237	3,105,109
Briggs & Stratton Corp.	42,039	3,413,567
Ceradyne, Inc. * (p)	47,710	2,094,946
Cummins, Inc. (p)	36,865	2,723,955
Dionex Corp. *	87,962	4,811,521
Graco, Inc.	81,797	2,740,199
Middleby Corp. (p)	71,526	3,765,844
Oshkosh Truck Corp.	45,245	2,581,680
Terex Corp. *	109,225	4,740,365

		29,977,186

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2004

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Road & Rail 2.5%
Genesee & Wyoming, Inc., Class A *	186,577	$4,724,129
Marten Transport, Ltd. (p)	172,193	3,008,212
SCS Transportation, Inc.	118,355	2,241,644

		9,973,985

Trading Companies & Distributors 1.9%
Hughes Supply, Inc.	139,351	4,190,284
MSC Industrial Direct Co., Inc., Class A	105,895	3,608,902

		7,799,186

INFORMATION TECHNOLOGY 21.4%
Communications Equipment 6.9%
Airspan Networks, Inc. (p)	478,405	2,597,739
Applied Signal Technology, Inc.	129,610	4,146,224
C-COR, Inc. *	313,027	2,645,078
CommScope, Inc. *	155,318	3,354,869
Ditech Communications Corp. *	230,923	5,170,366
NMS Communications Corp. (p)	326,880	1,595,174
Plantronics, Inc. *	118,074	5,105,520
ViaSat, Inc. * (p)	161,423	3,244,602

		27,859,572

Electronic Equipment & Instruments 5.4%
BEI Technologies, Inc.	86,874	2,380,348
Benchmark Electronics, Inc. *	78,360	2,335,128
California Micro Devices Corp. (p)	283,870	2,194,315
Cognex Corp. *	29,534	773,791
CyberOptics Corp. (p)	184,023	2,841,315
Electro Scientific Industries, Inc. *	134,073	2,326,166
FLIR Systems, Inc. *	13,444	786,474
Lecroy Corp.	202,283	3,380,149
TTM Technologies, Inc. *	364,547	3,240,823
Varian Semiconductor Equipment, Inc. *	54,341	1,679,137

		21,937,646

Internet Software & Services 2.2%
Equinix, Inc. *(p)	149,322	4,594,638
Tyler Technologies, Inc.	457,741	4,046,430

		8,641,068

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2004

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Semiconductors & Semiconductor Equipment 4.2%
Axcelis Technologies, Inc. *	163,926	$1,357,307
Cree, Inc. * (p)	137,570	4,200,012
Fairchild Semiconductor International, Class A *	234,944	3,329,157
Mattson Technology, Inc. *	203,961	1,568,460
Microsemi Corp. *	139,345	1,964,765
Nanometrics, Inc. (p)	76,349	871,142
Silicon Image, Inc. *(p)	301,322	3,808,710

		17,099,553

Software 2.7%
ANSYS, Inc. *	43,518	2,164,150
Captaris, Inc. * (p)	279,756	1,191,760
Corillian Corp. (p)	530,988	2,447,855
Witness Systems, Inc.	316,011	5,078,297

		10,882,062

MATERIALS 6.7%
Chemicals 1.9%
FMC Corp. *	110,659	5,374,707
IMC Global, Inc.	137,625	2,393,299

		7,768,006

Construction Materials 0.7%
Florida Rock Industries, Inc.	54,042	2,647,518

Containers & Packaging 0.4%
Caraustar Industries, Inc.	108,059	1,812,149

Metals & Mining 3.2%
Century Aluminum Co. *(p)	196,717	5,454,962
Commercial Metals Co.	68,294	2,712,638
Ryerson Tull, Inc.	270,036	4,636,518

		12,804,118

Paper & Forest Products 0.5%
Pope & Talbot, Inc.	108,711	1,913,314

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2004

	Shares	Value

COMMON STOCKS continued
TELECOMMUNICATION SERVICES 0.6%
Wireless Telecommunications Services 0.6%
Western Wireless Corp., Class A *	94,765	$2,436,408

UTILITIES 0.2%
Electric Utilities 0.2%
El Paso Electric Co. *	50,830	816,838

Total Common Stocks (cost $366,614,601)		400,031,420

SHORT-TERM INVESTMENTS 20.1%
MUTUAL FUND SHARES 20.1%
Evergreen Institutional Money Market Fund ø	4,906,158	4,906,158
Navigator Prime Portfolio (pp)	76,087,544	76,087,544

Total Short-Term Investments (cost $80,993,702)		80,993,702

Total Investments (cost $447,608,303) 119.3%		481,025,122
Other Assets and Liabilities (19.3%)		(77,774,157)

Net Assets 100.0%		$403,250,965

*	Non-income producing security
(p)	All or a portion of this security is on loan.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
(pp)	Represents investment of cash collateral received from securities on loan.

Summary of Abbreviations
REIT	Real Estate Investment Trust

The following table shows thepercent of total long-term investments by sector as of September 30, 2004:

Industrials	25.5%
Information Technology	21.6%
Health Care	14.1%
Consumer Discretionary	11.6%
Financials	8.3%
Energy	7.3%
Materials	6.7%
Consumer Staples	4.1%
Telecommunication Services	0.6%
Utilities	0.2%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2004

Assets
Investments in securities, at value (cost $447,608,303) including
$73,827,868 of securities loaned	$481,025,122
Receivable for securities sold	6,721,384
Receivable for Fund shares sold	110,125
Dividends receivable	121,764
Receivable for securities lending income	34,349
Prepaid expenses and other assets	99,095

Total assets	488,111,839

Liabilities
Payable for securities purchased	7,058,242
Payable for Fund shares redeemed	1,659,453
Payable for securities on loan	76,087,544
Advisory fee payable	9,831
Distribution Plan expenses payable	2,183
Due to other related parties	8,396
Accrued expenses and other liabilities	35,225

Total liabilities	84,860,874

Net assets	$403,250,965

Net assets represented by
Paid-in capital	$452,228,291
Undistributed net investment loss	(6,509)
Accumulated net realized losses on securities	(82,387,636)
Net unrealized gains on securities	33,416,819

Total net assets	$403,250,965

Net assets consists of
Class A	$87,239,852
Class B	33,437,942
Class C	19,678,481
Class I	259,438,361
Class IS	3,456,329

Total net assets	$403,250,965

Shares outstanding
Class A	7,548,924
Class B	3,002,044
Class C	1,767,155
Class I	21,812,536
Class IS	298,119

Net asset value per share
Class A	$11.56
Class A - Offering price (based on sales charge of 5.75%)	$12.27
Class B	$11.14
Class C	$11.14
Class I	$11.89
Class IS	$11.59

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Year Ended September 30, 2004

Investment income
Dividends	$1,239,664
Securities lending income	211,981
Income from affiliate	124,423

Total investment income	1,576,068

Expenses
Advisory fee	3,895,909
Distribution Plan expenses
Class A	249,177
Class B	372,018
Class C	221,881
Class IS	8,435
Administrative services fee	429,859
Transfer agent fees	831,925
Trustees' fees and expenses	8,186
Printing and postage expenses	40,567
Custodian and accounting fees	108,678
Registration and filing fees	93,054
Professional fees	22,866
Interest expense	486
Other	22,812

Total expenses	6,305,853
Less: Expense reductions	(2,639)
Expense reimbursements	(1,320)

Net expenses	6,301,894

Net investment loss	(4,725,826)

Net realized and unrealized gains or losses on securities
Net realized gains on securities	59,941,462
Net change in unrealized gains or losses on securities	(34,399,950)

Net realized and unrealized gains or losses on securities	25,541,512

Net increase in net assets resulting from operations	$20,815,686

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended September 30,

	2004		2003

Operations
Net investment loss		$ (4,725,826)		$ (3,056,047)
Net realized gains on securities		59,941,462		9,540,757
Net change in unrealized gains or losses
on securities		(34,399,950)		101,808,056

Net increase in net assets resulting
from operations		20,815,686		108,292,766

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	4,245,080	51,429,894	3,394,782	31,974,324
Class B	472,896	5,518,038	297,130	2,667,330
Class C	660,503	7,761,689	422,694	3,774,418
Class I	11,232,262	139,098,934	6,385,711	60,032,754
Class IS	212,006	2,578,428	87,282	771,663

		206,386,983		99,220,489

Automatic conversion of Class B shares
to Class A shares
Class A	108,237	1,286,150	81,687	709,421
Class B	(111,922)	(1,286,150)	(83,902)	(709,421)

		0		0

Payment for shares redeemed
Class A	(2,020,795)	(24,100,929)	(1,789,110)	(15,179,550)
Class B	(654,455)	(7,503,078)	(757,181)	(6,150,227)
Class C	(670,997)	(7,583,623)	(535,638)	(4,519,220)
Class I	(11,636,254)	(143,033,192)	(11,925,044)	(106,474,067)
Class IS	(178,221)	(2,110,125)	(232,557)	(1,902,497)

		(184,330,947)		(134,225,561)

Net increase (decrease) in net assets
resulting from capital share transactions		22,056,036		(35,005,072)

Total increase in net assets		42,871,722		73,287,694
Net assets
Beginning of period		360,379,243		287,091,549

End of period		$ 403,250,965		$ 360,379,243

Undistributed net investment loss		$ (6,509)		$ (5,665)

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Special Equity Fund (the "Fund") is a diversified series of Evergreen Select Equity Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C, Institutional ("Class I") and Institutional Service ("Class IS") shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Effective February 2, 2004, Class C shares are no longer sold with a front-end sales charge but are still subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I and Class IS shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

NOTES TO FINANCIAL STATEMENTS continued

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund's components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to net operating losses.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee starting at 0.92% and declining to 0.70% as average daily net assets increase. Prior to April 1, 2004, the Fund paid the investment advisor an annual fee of 0.92% of the Fund's average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup certain amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. During the year ended September 30, 2004, EIMC reimbursed expenses relating to Class A shares in the amount of $1,320. As of September 30, 2004 the Fund has $30,566 in advisory fee waivers subject to recoupment.

NOTES TO FINANCIAL STATEMENTS continued

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the year ended September 30, 2004, the transfer agent fees were equivalent to an annual rate of 0.19% of the Fund's average daily net assets.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the year ended September 30, 2004, the Fund paid brokerage commissions of $261,742 to Wachovia Securities, LLC.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund's shares. Prior to May 1, 2004, Evergreen Distributor, Inc., a wholly-owned subsidiary of BISYS Fund Services, Inc., served as the Fund's distributor.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class IS shares, 0.30% of the average daily net assets for Class A shares, and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the year ended September 30, 2004, EIS received $7,094 from the sale of Class A shares, $38,665 and $1,436 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $950,583,020 and $923,340,727, respectively, for the year ended September 30, 2004.

During the year ended September 30, 2004, the Fund loaned securities to certain brokers. At September 30, 2004, the value of securities on loan and the value of collateral amounted to $73,827,868 and $76,087,544, respectively.

On September 30, 2004, the aggregate cost of securities for federal income tax purposes was $448,436,348. The gross unrealized appreciation and depreciation on securities based on tax cost was $53,292,678 and $20,703,904, respectively, with a net unrealized appreciation of $32,588,774.

NOTES TO FINANCIAL STATEMENTS continued

As of September 30, 2004, the Fund had $81,559,591 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2009	2010	2011

$ 31,089,054	$ 7,509,457	$ 42,961,080

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the year ended September 30, 2004, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of September 30, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed
Ordinary	Unrealized	Capital Loss
Loss	Appreciation	Carryover

$ 6,509	$ 32,588,774	$ 81,559,591

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear

NOTES TO FINANCIAL STATEMENTS continued

interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata.

During the year ended September 30, 2004, the Fund had average borrowings outstanding of $32,400 at an average rate of 1.50% and paid interest of $486.

11. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry or sector and, therefore, may be more affected by changes in that industry or sector than would be a comparable mutual fund that is not heavily weighted in any industry or sector.

12. LITIGATION

From time to time, the Fund and EIMC are involved in various legal actions in the normal course of business. In EIMC's opinion, based upon the opinions of counsel, the Fund is not involved in any legal action that will have a material effect on the Fund's financial position and results of operations.

13. REGULATORY MATTERS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, "Evergreen") have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission ("SEC") informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff's proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC's affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Small Company Growth Fund and prior to that, known as Evergreen Emerging Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in this fund's prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in each fund's prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed this fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client's net gain and the fees earned by EIMC and the expenses

NOTES TO FINANCIAL STATEMENTS continued

incurred by this fund on the client's account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed this fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager's net gain and the fees earned by EIMC and expenses incurred by this fund on the portfolio manager's account. Evergreen currently intends to make a written Wells submission explaining why it believes that no such enforcement action should be instituted, and Evergreen also intends to engage in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen's mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

Evergreen does not believe the foregoing investigations and action will have a material adverse impact on the Evergreen funds. There can be no assurance, however, that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of fund shares, which could increase fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Equity Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Special Equity Fund, a series of Evergreen Equity Trust, as of September 30, 2004, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2004 by correspondence with the custodian. As to the securities purchased but not yet received, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Aggressive Growth Fund, as of September 30, 2004, the results of its operations, changes in its net assets and financial highlights for each of the years described above in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts
November 12, 2004

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TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp. (fitness-
Term of office since: 1991	wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc. (investment advice);
Other directorships: None	Former Director, Executive Vice President and Treasurer, State Street Research & Management
Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Helms, Henderson & Fulton, P.A. (law firm); Retired Senior
Trustee	Resident Superior Court Judge, 26th Judicial District, Charlotte, NC
DOB: 1/10/1952
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust
Other directorships: None

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of
Trustee	Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund;
DOB: 2/14/1939	Former Chairman of the Board and Chief Executive Officer, Carson Products Company
Term of office since: 1983	(manufacturing); Director, Obagi Medical Products Co.; Director, Lincoln Educational Services;
Director, Diversapack Co.; Former President, Morehouse College; Former Director, Mentor
Other directorships: Trustee,	Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Phoenix Series Fund, Phoenix
Multi-Portfolio Fund, and The
Phoenix Big Edge Series Fund

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI STEEL Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former
DOB: 7/14/1939	Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former
Trustee	Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 8/26/1955
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of Retained
Term of office since: 1982	Executive Search Consultants); Trustee, NDI Technologies, LLP (communications); Director, J&M
Cumming Paper Co. (paper merchandising); Former Vice Chairman, DHR International, Inc.
Other directorships: None	(executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor
Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare
Trustee	Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services;
DOB: 6/2/1947	Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource
Term of office since: 1984	Trust
Other directorships: None

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor
Trustee	Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint
Trustee	Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
DOB: 8/11/1939	Director, Enhance Financial Services, Inc.; Former Director, Old State House Association; Former
Term of office since: 1993	Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.; Former
Trustee, Mentor Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA [2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees of
DOB: 12/12/1937	the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro [3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Carol Kosel[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.
Treasurer
DOB: 12/25/1963
Term of office since: 1999

Michael H. Koonce [4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer, Senior Vice President and Director of
Chief Compliance Officer	Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each Trustee oversees 93 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, North Carolina 28202.

2 Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With over $247 billion in assets under management as of September 30, 2004 and a history of innovation spanning more than 70 years, we offer the strength that comes with experience.
- **Excellence**—We have been consistently recognized for risk-adjusted historical performance through disciplined, rigorous management focused on achieving sustainable success.
- **Experience**—Our investment managers are seasoned professionals who share their diverse points of view and have the perspective that comes with weathering good markets and bad.
- **Commitment**—We are dedicated to helping investment professionals and their clients achieve important goals through the investments, service and education we offer.

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fifth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2003, Evergreen Investments was ranked third overall.

563836 rv2 11/2004

Evergreen Investments
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

563836 rv2 11/2004

Evergreen

STRATEGIC GROWTH FUND

Annual Report
as of September 30, 2004

Evergreen Investments℠
MUTUAL FUNDS

table of contents
1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND'S EXPENSES
7	FINANCIAL HIGHLIGHTS
13	SCHEDULE OF INVESTMENTS
17	STATEMENT OF ASSETS AND LIABILITIES
18	STATEMENT OF OPERATIONS
19	STATEMENTS OF CHANGES IN NET ASSETS
20	NOTES TO FINANCIAL STATEMENTS
26	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
27	ADDITIONAL INFORMATION
28	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q will be available on the SEC's Web site at http://www.sec.gov. In addition, the fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund's proxy voting policies and procedures is available without charge, upon request, by calling 800.343.2898, by visiting our Web site at EvergreenInvestments.com or by visiting the SEC's Web site at http://www.sec.gov.

Information relating to how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC's Web site at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2004.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

November 2004

Dennis H. Ferro
President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen Strategic Growth Fund, which covers the twelve-month period ended September 30, 2004.

The investment period began on the heels of a dramatic turnaround in the equity markets. The war in Iraq and the changes in the tax laws had already been priced into the markets, and the previous upward momentum was likely susceptible to disappointment. At this juncture, our Investment Strategy Committee and our equity analysts had to make a determination: were the fundamentals supportive of continued growth in equities, or was the recent market action simply a technical move, justifying a reduction in equity allocations? After careful thought and spirited debate, we decided that the fundamentals were solid enough to support further gains in corporate profit growth, likely spurring on the equity markets further in the year ahead.

The passage of the Jobs and Growth Tax Relief Reconciliation Act of 2003 was critical to our belief in the sustainability of the expansion. The addition of capital investment as a pillar of the economic recovery not only took the pressure off the U.S. consumer, but it also provided longer-term support for growth. Indeed, economic and profit growth remained solid for the balance of 2003 and into 2004. Gross Domestic Product (GDP) expanded in the range of 6% in the latter half of 2003, followed by 4% growth for the economy in the first quarter of the new-year. Strengthened balance sheets and improved operating leverage on corporate income

1

LETTER TO SHAREHOLDERS continued

statements enabled this economic growth to translate into solid earnings gains of approximately 20% through the first half of 2004. Given the backdrop of the lowest interest rates in four decades, the major market indexes managed to climb higher into the first quarter of 2004 on these fundamental strengths.

Yet these fundamentals were simply not enough to prolong the twelve-month gains in equities through March 2004. The combination of geopolitical tensions, negative news from Iraq, terrorist threats, uncertainty about the presidential election, and potentially tighter monetary policy managed to dampen market sentiment. In addition, surging energy prices raised concerns about inflation, corporate profits, and personal consumption. As a result, a volatile period within a tight trading range ensued for the balance of the investment period.

We remind investors that a condition of economic recoveries is the transition from surging growth to more normalized periods of average growth. This historically subtle transition was abundantly clear this summer as second quarter GDP growth moderated two full percentage points, to 3%, from the approximately 5% pace over the prior twelve months. Consequently, the pace of growth in corporate profits has also moderated in recent months.

In this environment, we continue to recommend a diversified approach for equity portfolios relative to style, market capitalization, and region. To combat the frequent bouts of uncertainty and the associated volatility, our equity teams maintain an intense focus on the disciplines of their investment strategies, emphasizing economic and corporate fundamentals. Though fear may periodically dominate

2

LETTER TO SHAREHOLDERS continued

market sentiment over the short-term, we remain confident in our approach emphasizing solid fundamentals for successful long-term investing.

Please visit our website, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the website, you may also access a detailed Q & A interview with the portfolio manager(s) for your fund. You can easily reach these interviews by following the link, EvergreenInvestments.com/ AnnualUpdates, from our website. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our website at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing recent SEC actions involving the Evergreen Funds.

3

FUND AT A GLANCE

as of September 30, 2004

MANAGEMENT TEAM

W. Shannon Reid, CFA
Large Cap Growth Team Lead Manager

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc. Morningstar's style box is based on a portfolio date as of 9/30/2004.

The domestic equity style box placement is based on 10 growth and valuation measures for each of the fund's holdings, as well as the size of the companies in which it invests, or median market capitalization.

PERFORMANCE AND RETURNS

Portfolio inception date: 12/31/1994

	Class A	Class B	Class C	Class I	Class IS	Class R
Class inception date	5/11/2001	5/11/2001	5/11/2001	11/24/1997	2/27/1998	10/10/2003

Nasdaq symbol	ESGAX	ESGBX	ESGTX	ESGIX	ESGSX	ESGRX

Average annual return*

1-year with sales charge	0.60%	1.00%	5.00%	N/A	N/A	N/A

1-year w/o sales charge	6.73%	6.00%	6.00%	7.06%	6.83%	6.78%

5-year	-3.99%	-3.60%	-3.30%	-2.65%	-2.90%	-2.70%

Since portfolio inception	10.37%	10.77%	10.77%	11.15%	10.87%	11.12%

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C, I or IS, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.847.5397 for the most recent month-end performance information for Class R. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. The maximum applicable sales charge is 5.75% for Class A, 5.00% for Class B and 1.00% for Class C. Classes I, IS, and R are not subject to sales charges. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, B, C, IS and R prior to their inception is based on the performance of Class I, the original class offered. Historical performance for Classes I and IS prior to 11/24/1997 is based on the fund's predecessor common trust fund's (CTF) performance, adjusted for Classes I and IS expenses, respectively. The CTF was not registered under the Investment Company Act of 1940 and was not subject to certain investment restrictions. If the CTF had been registered, its performance might have been adversely affected. The historical returns for Classes A, B, C, IS and R have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.25% for Class IS, 0.30% for Class A, 0.50% for Class R and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B, C, IS and R would have been lower.

Returns reflect expense limits previously in effect, without which returns would have been lower.

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Strategic Growth Fund Class A shares, versus a similar investment in the Russell 1000 Growth Index (Russell 1000 Growth) and the Consumer Price Index (CPI).

The Russell 1000 Growth is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

PORTFOLIO MANAGER COMMENTARY

The fund's Class A shares returned 6.73% for the twelve-month period ended September 30, 2004, excluding any applicable sales charges. During the same period, the Russell 1000 Growth Index (Russell 1000 Growth) returned 7.51% .

The fiscal year encompassed two very different investment environments. The fund performed relatively well during the first half of the fiscal year when its relatively aggressive positioning helped during a period of accelerating economic growth and rising corporate profits. During these months, we were overweighted in information technology stocks as well as other areas that are closely tied to an accelerating economy. This supportive environment abruptly changed in the second calendar quarter of 2004 and stock prices began falling when underlying company fundamentals decelerated. It now appears that the economic strength witnessed in the first half of the fiscal year was in large part inventory replenishing. This was particularly evident in the technology sector when the ramp-up in capacity resulted in a buildup of inventory.

As we concluded the second quarter of 2004, economic data points indicated a slowdown in economic activity. Companies such as Wal-Mart, Target and General Motors reported a slowing of consumer spending. Across the economic spectrum, managements also expressed caution and reduced their guidance for future financial targets. All of this suggests that the trajectory of the economic recovery is not as steep as the market anticipated. In addition, uncertainty with the war in Iraq, the U.S. presidential election, fear of terrorism and oil prices that eclipsed $40 per barrel contributed to the sell-off in the markets. Based on these issues and uncertainties, we reduced the aggressiveness (beta) of the portfolio. We cut back the fund's positions in information technology, industrial and other economically sensitive areas. However, several fund holdings still were caught in the market downdraft, which accelerated in July as a result of several corporations reducing their earnings forecasts. By the close of the fiscal year, the fund was underweighted in information technology. We emphasized fundamentally strong companies with reasonable stock valuations and we increased our positions in the financial services, energy, telecommunication services and health care sectors. The market appeared to stabilize in the final two months of the fiscal year with many stocks beginning to recover some of the value they had lost earlier.

Several information technology positions made substantial contributions to performance, led by QUALCOMM and Research in Motion. QUALCOMM's earnings rose on the dominance of its CDMA technology in wireless communications, while Research in Motion gained with the popularity of its Blackberry technology for hand-held communications devices. Other investments that contributed significantly included United HealthCare, a leading HMO, and on-line auctioneer eBay.

Detracting from performance was software company Veritas, whose stock price fell in July after the company announced lower future earnings in the face of a slowdown in corporate information technology spending. Education Management Corp., which operates adult education programs, also declined after the announcement that it was under investigation for its marketing and enrollment practices. Pfizer, one of our few investments among major pharmaceutical companies, fell amid concerns about the company's approaching patent expirations of highly profitable drugs and the lack of new blockbuster drugs in its pipeline.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I and IS shares are only available to institutional shareholders with a minimum $1 million investment.

Class R shares generally are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

All data is as of September 30, 2004, and subject to change.

5

ABOUT YOUR FUND'S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2004 to September 30, 2004.

The example illustrates your fund's costs in two ways:

• Actual expenses

The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	4/1/2004	9/30/2004	Period*

Actual
Class A	$1,000.00	$950.18	$5.27
Class B	$1,000.00	$946.83	$8.66
Class C	$1,000.00	$946.85	$8.66
Class I	$1,000.00	$951.64	$3.81
Class IS	$1,000.00	$951.03	$5.02
Class R	$1,000.00	$950.42	$4.97
Hypothetical
(5% return
before expenses)
Class A	$1,000.00	$1,019.60	$5.45
Class B	$1,000.00	$1,016.10	$8.97
Class C	$1,000.00	$1,016.10	$8.97
Class I	$1,000.00	$1,021.10	$3.94
Class IS	$1,000.00	$1,019.85	$5.20
Class R	$1,000.00	$1,019.90	$5.15

*For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.08% for Class A, 1.78% for Class B, 1.78% for Class C, 0.78% for Class
I, 1.03% for Class IS and 1.02% for Class R), multiplied by the average account value over the period, multiplied by 183 / 366 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended September 30,				Year Ended June 30, 2001 [3]

CLASS A	2004 [1]	2003 [1]	2002 [1]	2001 [2]

Net asset value, beginning of period	$22.16	$18.86	$22.88	$28.32	$29.11

Income from investment operations
Net investment income (loss)	(0.04)	(0.02)	0.04	0.02	0.01
Net realized and unrealized gains or losses on securities and foreign currency related
transactions	1.53	3.35	(4.02)	(5.44)	(0.79)

Total from investment operations	1.49	3.33	(3.98)	(5.42)	(0.78)

Distributions to shareholders from
Net investment income	0 [4]	(0.03)	(0.04)	(0.02)	(0.01)

Net asset value, end of period	$23.65	$22.16	$18.86	$22.88	$28.32

Total return [5]	6.73%	17.65%	(17.40%)	(19.15%)	(2.69%)

Ratios and supplemental data
Net assets, end of period (thousands)	$4,121	$7,031	$ 626	$ 21	$ 14
Ratios to average net assets
Expenses [6]	1.05%	1.06%	1.01%	1.01% [7]	1.14% [7]
Net investment income (loss)	(0.16%)	(0.11%)	0.20%	0.12% [7]	0.14% [7]
Portfolio turnover rate	145%	206%	171%	38%	207%

1 Net investment income (loss) per share is based on average shares outstanding during the period.
2 For the three months ended September 30, 2001. The Fund c hanged its fiscal year end from June 30 to September 30, effective September 30, 2001.
3 For the period from May 11, 2001 (commencement of class operations), to June 30, 2001.
4 Amount represents less than $0.005 per share.
5 Excluding applicable sales charges
6 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
7 Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

		Year Ended September 30,			Year Ended June 30, 2001 [3]

CLASS B	2004 [1]	2003 [1]	2002 [1]	2001 [2]

Net asset value, beginning of period	$21.84	$18.72	$22.83	$28.30	$29.11

Income from investment operations
Net investment loss	(0.22)	(0.16)	(0.15)	(0.02)	(0.01)
Net realized and unrealized gains or losses on securities and foreign currency related
transactions	1.53	3.29	(3.94)	(5.45)	(0.80)

Total from investment operations	1.31	3.13	(4.09)	(5.47)	(0.81)

Distributions to shareholders from
Net investment income	0	(0.01)	(0.02)	0	0

Net asset value, end of period	$23.15	$21.84	$18.72	$22.83	$28.30

Total return [4]	6.00%	16.72%	(17.93%)	(19.32%)	(2.78%)

Ratios and supplemental data
Net assets, end of period (thousands)	$2,407	$1,795	$ 474	$ 56	$ 31
Ratios to average net assets
Expenses [5]	1.78%	1.76%	1.76%	1.72% [6]	1.80% [6]
Net investment loss	(0.94%)	(0.80%)	(0.68%)	(0.49%) [6]	(0.31%) [6]
Portfolio turnover rate	145%	206%	171%	38%	207%

1 Net investment loss per share is based on average shares outstanding during the period.
2 For the three months ended September 30, 2001. The Fund c hanged its fiscal year end from June 30 to September 30, effective September 30, 2001.
3 For the period from May 11, 2001 (commencement of class operations), to June 30, 2001.
4 Excluding applicable sales charges
5 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
6 Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

		Year Ended September 30,			Year Ended June 30, 2001 [3]

CLASS C	2004 [1]	2003 [1]	2002 [1]	2001 [2]

Net asset value, beginning of period	$21.85	$18.72	$22.84	$28.31	$29.11

Income from investment operations
Net investment loss	(0.22)	(0.17)	(0.15)	(0.01)	(0.02)
Net realized and unrealized gains or losses on securities and foreign currency related
transactions	1.53	3.31	(3.95)	(5.46)	(0.78)

Total from investment operations	1.31	3.14	(4.10)	(5.47)	(0.80)

Distributions to shareholders from
Net investment income	0	(0.01)	(0.02)	0	0

Net asset value, end of period	$23.16	$21.85	$18.72	$22.84	$28.31

Total return [4]	6.00%	16.77%	(17.97%)	(19.32%)	(2.75%)

Ratios and supplemental data
Net assets, end of period (thousands)	$2,164	$1,916	$ 242	$ 45	$ 31
Ratios to average net assets
Expenses [5]	1.78%	1.77%	1.76%	1.73% [6]	1.93% [6]
Net investment loss	(0.94%)	(0.80%)	(0.67%)	(0.53%) [6]	(0.84%) [6]
Portfolio turnover rate	145%	206%	171%	38%	207%

1 Net investment loss per share is based on average shares outstanding during the period.
2 For the three months ended September 30, 2001. The Fund c hanged its fiscal year end from June 30 to September 30, effective September 30, 2001.
3 For the period from May 11, 2001 (commencement of class operations), to June 30, 2001.
4 Excluding applicable sales charges
5 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
6 Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended September 30,				Year Ended June 30,

CLASS I	2004 [1]	2003 [1]	2002 [1]	2001 [2]	2001	2000

Net asset value, beginning of period	$ 22.26	$ 18.91	$ 22.89	$ 28.32	$ 52.48	$ 41.94

Income from investment operations
Net investment income	0.02	0.04	0.07	0.03	0.15	0.04
Net realized and unrealized gains or losses on securities and foreign
currency related transactions	1.55	3.35	(3.99)	(5.43)	(12.92)	18.58

Total from investment operations	1.57	3.39	(3.92)	(5.40)	(12.77)	18.62

Distributions to shareholders from
Net investment income	(0.02)	(0.04)	(0.06)	(0.03)	(0.15)	(0.03)

Net realized gains	0	0	0	0	(11.24)	(8.05)

Total distributions to shareholders	(0.02)	(0.04)	(0.06)	(0.03)	(11.39)	(8.08)

Net asset value, end of period	$ 23.81	$ 22.26	$ 18.91	$ 22.89	$ 28.32	$ 52.48

Total return	7.06%	17.93%	(17.16%)	(19.08%)	(30.19%)	52.26%

Ratios and supplemental data
Net assets, end of period (thousands)	$1,392,850	$1,273,672	$845,179	$625,442	$713,743	$817,618
Ratios to average net assets
Expenses [3]	0.78%	0.76%	0.76%	0.73% [4]	0.73%	0.72%
Net investment income	0.06%	0.21%	0.31%	0.41% [4]	0.38%	0.80%
Portfolio turnover rate	145%	206%	171%	38%	207%	152%

1 Net investment income per share is based on average shares outsta nding during the period.
2 For the three months ended September 30, 2001. The Fund c hanged its fiscal year end from June 30 to September 30, effective September 30, 2001.
3 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
4 Annualized

See Notes to Financial Statements

10

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

		Year Ended September 30,			Year Ended June 30,

CLASS IS	2004 [1]	2003 [1]	2002 [1]	2001 [2]	2001	2000

Net asset value, beginning of period	$ 22.00	$ 18.72	$ 22.71	$ 28.10	$ 52.21	$ 41.83

Income from investment operations
Net investment income (loss)	(0.05)	(0.01)	0.01	0.01	0.09	(0.05)
Net realized and unrealized gains or losses on securities and foreign
currency related transactions	1.55	3.32	(3.96)	(5.38)	(12.89)	18.48

Total from investment operations	1.50	3.31	(3.95)	(5.37)	(12.80)	18.43

Distributions to shareholders from
Net investment income	0 [3]	(0.03)	(0.04)	(0.02)	(0.07)	0

Net realized gains	0	0	0	0	(11.24)	(8.05)

Total distributions to shareholders	0	(0.03)	(0.04)	(0.02)	(11.31)	(8.05)

Net asset value, end of period	$ 23.50	$ 22.00	$ 18.72	$ 22.71	$ 28.10	$ 52.21

Total return	6.83%	17.68%	(17.40%)	(19.13%)	(30.39%)	51.87%

Ratios and supplemental data
Net assets, end of period (thousands)	$16,905	$14,924	$14,142	$15,082	$19,508	$23,719
Ratios to average net assets
Expenses [4]	1.03%	1.01%	1.01%	0.98% [5]	0.98%	0.97%
Net investment income (loss)	(0.19%)	(0.04%)	0.04%	0.15% [5]	0.14%	(0.17%)
Portfolio turnover rate	145%	206%	171%	38%	207%	152%

1 Net investment income (loss) per share is based on average shares outstanding during the period.
2 For the three months ended September 30, 2001. The Fund c hanged its fiscal year end from June 30 to September 30, effective September 30, 2001.
3 Amount represents less than $0.005 per share.
4 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
5 Annualized

See Notes to Financial Statements

11

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout the period)

Year Ended
September 30,
CLASS R	2004 [1,2]

Net asset value, beginning of period	$23.27

Income from investment operations
Net investment loss	(0.05)

Net realized and unrealized gains or losses on securities and foreign currency related transactions	0.55

Total from investment operations	0.50
Net asset value, end of period	$23.77

Total return	2.15%

Ratios and supplemental data
Net assets, end of period (thousands)	$ 1
Ratios to average net assets
Expenses [3]	1.05% [4]
Net investment loss	(0.20%) [4]
Portfolio turnover rate	145%

1 For the period from October 10, 2003 (commencem ent of class operations), to September 30, 2004.
2 Net investment loss per share is based on average shares outstanding during the period.
3 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
4 Annualized

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS

September 30, 2004

	Shares	Value

COMMON STOCKS 96.5%
CONSUMER DISCRETIONARY 15.2%
Hotels, Restaurants & Leisure 2.7%
International Game Technology	826,650	$29,718,068
Station Casinos, Inc.	181,150	8,883,596

		38,601,664

Household Durables 1.0%
Fortune Brands, Inc.	199,533	14,783,400

Internet & Catalog Retail 1.8%
eBay, Inc. *	283,145	26,032,351

Media 2.6%
Getty Images, Inc. * (p)	536,786	29,684,266
McGraw-Hill Companies, Inc.	90,525	7,213,937

		36,898,203

Multi-line Retail 0.5%
Nordstrom, Inc. (p)	168,800	6,454,912

Specialty Retail 4.9%
Advance Auto Parts, Inc. *	414,175	14,247,620
Bed Bath & Beyond, Inc. *	435,150	16,148,417
Chico's FAS, Inc. * (p)	300,250	10,268,550
Lowe's Companies, Inc.	215,195	11,695,848
Michaels Stores, Inc. (p)	288,300	17,070,243

		69,430,678

Textiles, Apparel & Luxury Goods 1.7%
Coach, Inc. *	554,960	23,541,403

CONSUMER STAPLES 8.6%
Food & Staples Retailing 1.6%
SYSCO Corp.	44,835	1,341,463
Wal-Mart Stores, Inc.	409,579	21,789,603

		23,131,066

Food Products 1.9%
Hershey Foods Corp.	167,970	7,845,879
Kellogg Co.	451,925	19,279,120

		27,124,999

Household Products 2.4%
Procter & Gamble Co.	621,093	33,613,553

Personal Products 2.7%
Avon Products, Inc.	532,245	23,248,462
Estee Lauder Companies, Inc., Class A	353,400	14,772,120

		38,020,582

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

September 30, 2004

	Shares	Value

COMMON STOCKS continued
ENERGY 2.4%
Energy Equipment & Services 0.8%
Baker Hughes, Inc. (p)	258,575	$11,304,899

Oil & Gas 1.6%
ChevronTexaco Corp.	217,700	11,677,428
Exxon Mobil Corp.	226,575	10,950,370

		22,627,798

FINANCIALS 11.8%
Capital Markets 3.0%
Franklin Resources, Inc.	269,600	15,032,896
Investors Financial ServicesCorp. (p)	294,750	13,302,067
T. Rowe Price Group, Inc.	285,839	14,560,639

		42,895,602

Consumer Finance 1.1%
American Express Co.	303,341	15,609,928

Diversified Financial Services 1.7%
Citigroup, Inc.	556,600	24,557,192

Insurance 4.6%
AFLAC, Inc.	273,125	10,709,231
American International Group,Inc.	592,550	40,287,475
Prudential Financial, Inc.	299,525	14,089,656

		65,086,362

Real Estate 0.0%
Franklin Capital AssociatesLP (h) +	500,000	24,428

Thrifts & Mortgage Finance 1.4%
PMI Group, Inc.	467,025	18,951,874

HEALTH CARE 25.6%
Biotechnology 4.1%
Amgen, Inc. *	526,275	29,829,267
Gilead Sciences, Inc. *	768,050	28,709,709

		58,538,976

Health Care Equipment& Supplies 4.8%
Medtronic, Inc.	540,900	28,072,710
St. Jude Medical, Inc. *	333,300	25,087,491
Stryker Corp.	317,200	15,250,976

		68,411,177

Health Care Providers & Services 7.3%
Caremark Rx, Inc. *	893,500	28,654,545
Patterson Companies, Inc.* (p)	245,650	18,806,964
UnitedHealth Group, Inc.	611,975	45,127,037
VCA Antech, Inc. *	530,670	10,947,722

		103,536,268

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

September 30, 2004

	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Pharmaceuticals 9.4%
Abbott Laboratories	930,325	$39,408,567
Novartis AG, ADR	459,801	21,458,913
Pfizer, Inc.	2,074,461	63,478,506
Teva Pharmaceutical Industries, Ltd., ADR (p)	315,483	8,186,784

		132,532,770

INDUSTRIALS 8.1%
Aerospace & Defense 1.0%
United Technologies Corp.	152,760	14,264,729

Air Freight & Logistics 0.8%
United Parcel Service, Inc., Class B	144,125	10,941,970

Commercial Services & Supplies 1.4%
Manpower, Inc.	437,525	19,465,487

Electrical Equipment 0.6%
Rockwell Automation, Inc.	218,375	8,451,112

Industrial Conglomerates 3.0%
General Electric Co.	674,986	22,666,030
Tyco International, Ltd.	665,750	20,411,895

		43,077,925

Machinery 1.3%
Ingersoll-Rand Co., Ltd., Class A	267,079	18,153,360

INFORMATION TECHNOLOGY 22.5%
Communications Equipment 10.8%
Avaya, Inc. *	1,416,696	19,748,742
Cisco Systems, Inc. *	3,145,505	56,933,641
Motorola, Inc.	1,728,200	31,176,728
QUALCOMM, Inc.	638,034	24,908,847
Research In Motion, Ltd. *	269,550	20,577,447

		153,345,405

Computers & Peripherals 2.3%
Avid Technology, Inc. * (p)	280,600	13,151,722
International Business Machines Corp.	226,100	19,385,814

		32,537,536

Semiconductors & Semiconductor Equipment 2.5%
Analog Devices, Inc.	338,225	13,116,366
Linear Technology Corp.	317,705	11,513,629
Maxim Integrated Products, Inc.	176,600	7,468,414
Texas Instruments, Inc.	158,775	3,378,732

		35,477,141

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

September 30, 2004

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Software 6.9%
Electronic Arts, Inc. *	256,315	$11,787,927
Microsoft Corp.	1,923,907	53,196,028
Oracle Corp. *	2,939,725	33,160,098

		98,144,053

TELECOMMUNICATION SERVICES 1.5%
Diversified Telecommunication Services 1.5%
Verizon Communications, Inc.	561,475	22,110,885

UTILITIES 0.8%
Multi-Utilities & Unregulated Power 0.8%
Duke Energy Corp.	500,100	11,447,289

Total Common Stocks (cost $1,291,543,466)		1,369,126,977

SHORT-TERM INVESTMENTS 5.5%
MUTUAL FUND SHARES 5.5%
Evergreen Institutional Money Market Fund ø	21,587,115	21,587,115
Navigator Prime Portfolio (pp)	55,664,913	55,664,913

Total Short-Term Investments (cost $77,252,028)		77,252,028

Total Investments (cost $1,368,795,494) 102.0%		1,446,379,005
Other Assets and Liabilities (2.0%)		(27,930,534)

Net Assets 100.0%		$1,418,448,471

*	Non-income producing security
(p)	All or a portion of this security is on loan.
(h)	No market quotation available. Valued at fair value as determined in good faith under procedures established by the Board of Trustees.
+	Security is deemed illiquid.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the
Fund and the money market fund.
(pp)	Represents investment of cash collateral received from securities on loan.

Summary of Abbreviations
ADR	American Depository Receipt

The following table shows thepercent of total long-term investments by sector as of September 30, 2004:

Health Care	26.5%
Information Technology	23.3%
Consumer Discretionary	15.8%
Financials	12.2%
Consumer Staples	8.9%
Industrials	8.4%
Energy	2.5%
Telecommunication Services	1.6%
Utilities	0.8%

100.0%

See Notes to Financial Statements

16

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2004

Assets
Investments in securities, at value (cost $1,368,795,494) including
$54,333,366 of securities loaned	$1,446,379,005
Receivable for securities sold	34,464,122
Receivable for Fund shares sold	3,859,509
Dividends receivable	427,607
Receivable for securities lending income	1,810
Prepaid expenses and other assets	31,039

Total assets	1,485,163,092

Liabilities
Payable for securities purchased	5,662,676
Payable for Fund shares redeemed	5,283,612
Payable for securities on loan	55,664,913
Advisory fee payable	24,018
Distribution Plan expenses payable	275
Due to other related parties	4,622
Accrued expenses and other liabilities	74,505

Total liabilities	66,714,621

Net assets	$1,418,448,471

Net assets represented by
Paid-in capital	$1,773,101,326
Overdistributed net investment income	(28,970)
Accumulated net realized losses on securities and foreign currency related transactions	(432,207,396)
Net unrealized gains on securities	77,583,511

Total net assets	$1,418,448,471

Net assets consists of
Class A	$4,121,087
Class B	2,406,894
Class C	2,164,487
Class I	1,392,850,473
Class IS	16,904,508
Class R	1,022

Total net assets	$1,418,448,471

Shares outstanding
Class A	174,231
Class B	103,962
Class C	93,465
Class I	58,500,863
Class IS	719,493
Class R	43

Net asset value per share
Class A	$23.65
Class A - Offering price (based on sales charge of 5.75%)	$25.09
Class B	$23.15
Class C	$23.16
Class I	$23.81
Class IS	$23.50
Class R	$23.77

See Notes to Financial Statements

17

STATEMENT OF OPERATIONS

Year Ended September 30, 2004 (a)

Investment income
Dividends (net of foreign witholding taxes of $17,578)	$11,767,373

Expenses
Advisory fee	8,674,130
Distribution Plan expenses
Class A	13,683
Class B	23,568
Class C	24,887
Class IS	41,996
Class R	4
Administrative services fee	1,398,134
Transfer agent fees	175,776
Trustees' fees and expenses	33,640
Printing and postage expenses	69,887
Custodian and accounting fees	337,383
Registration and filing fees	86,737
Professional fees	28,664
Other	70,160

Total expenses	10,978,649
Less: Expense reductions	(5,091)
Expense reimbursements	(1,277)

Net expenses	10,972,281

Net investment income	795,092

Net realized and unrealized gains or losses on securities
Net realized gains on securities	100,730,911
Net change in unrealized gains or losses on securities	(12,972,823)

Net realized and unrealized gains or losses on securities	87,758,088

Net increase in net assets resulting from operations	$88,553,180

(a) For Class R shares, for the period from October 10, 2003 (commencement of class operations), to September 30, 2004.

See Notes to Financial Statements

18

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended September 30,

	2004(a)		2003

Operations
Net investment income		$795,092		$2,096,620
Net realized gains or losses on
securities		100,730,911		(16,415,571)
Net change in unrealized gains or
losses on securities		(12,972,823)		182,901,089

Net increase in net assets resulting
from operations		88,553,180		168,582,138

Distributions to shareholders from
Net investment income
Class A		(121)		(7,500)
Class B		0		(810)
Class C		0		(894)
Class I		(1,204,438)		(2,050,429)
Class IS		(1,933)		(19,936)

Total distributions to shareholders		(1,206,492)		(2,079,569)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	168,222	4,071,716	420,748	9,084,598
Class B	48,713	1,157,472	65,019	1,323,449
Class C	55,113	1,335,350	86,780	1,798,895
Class I	17,161,663	416,075,138	27,428,471	567,204,914
Class IS	559,351	13,374,914	250,423	5,202,257
Class R	43	1,000	0	0

		436,015,590		584,614,113

Net asset value of shares issued in
reinvestment of distributions
Class A	4	103	297	6,563
Class B	0	0	33	717
Class C	0	0	36	793
Class I	13,834	341,504	33,990	726,439
Class IS	53	1,300	613	13,037

		342,907		747,549

Automatic conversion of Class B
shares to Class A shares
Class A	729	17,650	29	578
Class B	(741)	(17,650)	(29)	(578)

		0		0

Payment for shares redeemed
Class A	(312,029)	(7,367,639)	(136,953)	(2,952,506)
Class B	(26,218)	(622,657)	(8,151)	(165,881)
Class C	(49,342)	(1,164,182)	(12,040)	(257,661)
Class I	(15,895,156)	(383,042,558)	(14,937,337)	(303,203,097)
Class IS	(518,291)	(12,399,249)	(327,960)	(6,608,387)

		(404,596,285)		(313,187,532)

Net increase in net assets resulting
from capital share transactions		31,762,212		272,174,130

Total increase in net assets		119,108,900		438,676,699
Net assets
Beginning of period		1,299,339,571		860,662,872

End of period		$1,418,448,471		$1,299,339,571

Overdistributed net investment income		$(28,970)		$(1,065)

(a) For Class R shares, for the period from October 10, 2003 (commencement of class operations), to September 30, 2004.

See Notes to Financial Statements

19

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Strategic Growth Fund (the "Fund") (formerly, Evergreen Select Strategic Growth Fund) is a diversified series of Evergreen Select Equity Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C, Class R, Institutional ("Class I") and Institutional Service ("Class IS") shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Effective February 2, 2004, Class C shares are no longer sold with a front-end sales charge but are still subject to a contingent deferred sales charge that is payable upon redemption within one year. Class R shares are only available to participants in certain retirement plans and are sold without a front-end sales charge or contingent deferred sales charge. Class I and Class IS shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market prices due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

20

NOTES TO FINANCIAL STATEMENTS continued

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on securities.

c. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

e. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

f. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund's components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations.

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

21

NOTES TO FINANCIAL STATEMENTS continued

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee starting at 0.62% and declining to 0.55% as average daily net assets increase. Prior to April 1, 2004, the Fund paid the investment advisor an annual fee of 0.62% of the Fund's average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup certain amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. During the year ended September 30, 2004, EIMC reimbursed expenses relating to Class A shares in the amount of $1,277 which represents 0.03% of the average daily net assets of Class A shares. As of September 30, 2004 the Fund had $81,886 in advisory fee waivers subject to recoupment.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the year ended September 30, 2004, the Fund paid brokerage commissions of $335,346 to Wachovia Securities, LLC.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund's shares. Prior to May 1, 2004, Evergreen Distributor, Inc., a wholly-owned subsidiary of BISYS Fund Services, Inc., served as the Fund's distributor.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class IS shares, 0.30% of the average daily net assets for Class A shares, 0.50% of the average daily net assets for Class R shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the year ended September 30, 2004, EIS received $1,237 from the sale of Class A shares and $4,571 and $701 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

22

NOTES TO FINANCIAL STATEMENTS continued

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $2,084,519,927 and $1,957,204,088, respectively, for the year ended September 30, 2004.

During the year ended September 30, 2004, the Fund loaned securities to certain brokers. At September 30, 2004, the value of securities on loan and the value of collateral amounted to $54,333,366 and $55,664,913, respectively. During the year ended September 30, 2004, the Fund earned $45,865 in income from securities lending which is included in dividend income on the Statement of Operations.

On September 30, 2004, the aggregate cost of securities for federal income tax purposes was $1,376,227,865. The gross unrealized appreciation and depreciation on securities based on tax cost was $90,416,450 and $20,265,310, respectively, with a net unrealized appreciation of $70,151,140.

As of September 30, 2004, the Fund had $424,775,025 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2008	2009	2010	2011

$ 46,654,880	$157,308,637	$ 76,378,670	$ 144,432,838

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the year ended September 30, 2004, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of September 30, 2004, the components of distributable earnings on a tax basis were as follows:

Overdistributed	Unrealized	Capital Loss
Ordinary Income	Appreciation	Carryover

$28,970	$70,151,140	$424,775,025

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales.

The tax character of distributions paid were $1,206,492 and $2,079,569 of ordinary income for the years ended September 30, 2004 and September 30, 2003, respectively.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

23

NOTES TO FINANCIAL STATEMENTS continued

9. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended September 30, 2004, the Fund had no borrowings under this agreement.

11. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry or sector and, therefore, may be more affected by changes in that industry or sector than would be a comparable mutual fund that is not heavily weighted in any industry or sector.

12. LITIGATION

From time to time, the Fund and EIMC are involved in various legal actions in the normal course of business. In EIMC's opinion, based upon the opinions of counsel, the Fund is not involved in any legal action that will have a material effect on the Fund's financial position and results of operations.

13. REGULATORY MATTERS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, "Evergreen") have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission ("SEC") informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff's proposed allega-

24

NOTES TO FINANCIAL STATEMENTS continued

tions relate to (i) an arrangement pursuant to which a broker at one of EIMC's affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Small Company Growth Fund and prior to that, known as Evergreen Emerging Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in this fund's prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in each fund's prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed this fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client's net gain and the fees earned by EIMC and the expenses incurred by this fund on the client's account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed this fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager's net gain and the fees earned by EIMC and expenses incurred by this fund on the portfolio manager's account. Evergreen currently intends to make a written Wells submission explaining why it believes that no such enforcement action should be instituted, and Evergreen also intends to engage in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen's mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

Evergreen does not believe the foregoing investigations and action will have a material adverse impact on the Evergreen funds. There can be no assurance, however, that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of fund shares, which could increase fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

25

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Select Equity Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Strategic Growth Fund (formerly Evergreen Select Strategic Growth Fund), a series of Evergreen Select Equity Trust, as of September 30, 2004, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2004 by correspondence with the custodian. As to the securities purchased but not yet received, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Strategic Growth Fund, as of September 30, 2004, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts
November 12, 2004

26

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

For corporate shareholders, 100% of ordinary income dividends paid during the fiscal year ended September 30, 2004 qualified for the dividends received deduction.

With respect to dividends paid from investment company taxable income during the fiscal year ended September 30, 2004, the Fund designates 100% of ordinary income and any short-term capital gain distributions as Qualified Dividend Income in accordance with the Internal Revenue Code. Complete 2004 year-end tax information will be reported to you on your 2004 Form 1099-DIV, which shall be provided to you in early 2005.

27

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp. (fitness-
Term of office since: 1991	wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc. (investment advice);
Other directorships: None	Former Director, Executive Vice President and Treasurer, State Street Research & Management
Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Helms, Henderson & Fulton, P.A. (law firm); Retired Senior
Trustee	Resident Superior Court Judge, 26th Judicial District, Charlotte, NC
DOB: 1/10/1952
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust
Other directorships: None

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of
Trustee	Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund;
DOB: 2/14/1939	Former Chairman of the Board and Chief Executive Officer, Carson Products Company
Term of office since: 1983	(manufacturing); Director, Obagi Medical Products Co.; Director, Lincoln Educational Services;
Director, Diversapack Co.; Former President, Morehouse College; Former Director, Mentor
Other directorships: Trustee,	Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Phoenix Series Fund, Phoenix
Multi-Portfolio Fund, and The
Phoenix Big Edge Series Fund

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI STEEL Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former
DOB: 7/14/1939	Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former
Trustee	Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 8/26/1955
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of Retained
Term of office since: 1982	Executive Search Consultants); Trustee, NDI Technologies, LLP (communications); Director, J&M
Cumming Paper Co. (paper merchandising); Former Vice Chairman, DHR International, Inc.
Other directorships: None	(executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor
Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare
Trustee	Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services;
DOB: 6/2/1947	Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource
Term of office since: 1984	Trust
Other directorships: None

28

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor
Trustee	Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint
Trustee	Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
DOB: 8/11/1939	Director, Enhance Financial Services, Inc.; Former Director, Old State House Association; Former
Term of office since: 1993	Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.; Former
Trustee, Mentor Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA [2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees of
DOB: 12/12/1937	the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro [3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Carol Kosel[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.
Treasurer
DOB: 12/25/1963
Term of office since: 1999

Michael H. Koonce [4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer, Senior Vice President and Director of
Chief Compliance Officer	Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each
Trustee oversees 93 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083,
Charlotte, North Carolina 28202.
2 Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the
Fund's investment advisor.
3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.
Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

571534 11/2004

Item 2 - Code of Ethics

(a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer.

(b) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in 2.(a) above.

(c) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in 2.(a) above.

Item 3 - Audit Committee Financial Expert

Charles A. Austin III and K. Dun Gifford have been determined by the Registrant's Board of Trustees to be audit committee financial experts within the meaning of Section 407 of the Sarbanes-Oxley Act. These financial experts are independent of management.

Items 4 – Principal Accountant Fees and Services

Applicable for annual reports only. (For annuals update the items below in blue and remove the prior sentence, for semiannuals remove this sentence along with all information up to but not including Item 5 and just leave the prior sentence.)

The following table represents fees for professional audit services rendered by KPMG LLP, for the audits of each of the 2 series of the Registrant's annual financial statements for the fiscal years ended September 30, 2003 and September 30, 2004, and fees billed for other services rendered by KPMG LLP.

	2003	2004
Audit fees	$41,000	$41,601
Audit-related fees (1)	3,307	0

Audit and audit-related fees	44,307	41,601
Tax fees (2)	3,632	0
All other fees	0	0

Total fees	$47,939	$41,601

(1) Audit-related fees consists principally of fees for interfund lending procedures and any merger related activity.
(2) Tax fees consists of fees for tax consultation, tax compliance and tax review.

Evergreen Funds
Evergreen Income Advantage Fund
Evergreen Managed Income Fund

Audit and Non-Audit Services Pre-Approval Policy

I. Statement of Principles

Under the Sarbanes-Oxley Act of 2002 (the "Act"), the Audit Committee of the Board of

Trustees/Directors is responsible for the appointment, compensation and oversight of the work of the independent auditor. As part of this responsibility, the Audit Committee is required to pre-approve the audit and non-audit services performed by the independent auditor in order to assure that they do not impair the auditor's independence from the Funds. To implement these provisions of the Act, the Securities and Exchange Commission (the "SEC") has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. Accordingly, the Audit Committee has adopted, and the Board of Trustees/Directors has ratified, the Audit and Non-Audit Services Pre Approval Policy (the "Policy"), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor may be pre-approved.

The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("general pre-approval"); or require the specific pre-approval of the Audit Committee ("specified pre-approval"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the independent auditor. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee if it is to be provided by the independent auditor. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

For both types of pre-approval, the Audit Committee will consider whether such services are consistent with the SEC's rules on auditor independence. The Audit Committee will also consider whether the independent auditor is best positioned to provide the most effective and efficient service, for reasons such as its familiarity with the Funds' business people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Funds' ability to manage or control risk or improve audit quality. All such factors will be considered as a whole, and no one factor should necessarily be determinative.

The Audit Committee is also mindful of the relationship between fees for audit and non-audit services in deciding whether to pre-approve any such services and may determine, for each fiscal year, the ratio between the total amount of fees for Audit, Audit-related and Tax services and the total amount of fees for certain permissible non-audit services classified as All Other services.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add or subtract to the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of this Policy is to set forth the procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the independent auditor to management.

The independent auditor has reviewed this Policy and believes that implementation of the policy will not adversely affect the auditor's independence.

II. Delegation

As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions of the Audit Committee at its next scheduled meeting.

III. Audit Services

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the independent auditor to be able to form an opinion on the Funds' financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. Audit services also include the attestation engagement for the independent auditor's report on management's report on internal controls for financial reporting. The Audit Committee will monitor the Audit services engagement as necessary, but no less than on a quarterly basis, and will also approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund service providers or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the independent auditor reasonably can provide. Other Audit services may include services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with mergers or acquisitions.

The Audit Committee has pre-approved the Audit services in Appendix A. All other audit services not listed in Appendix A must be specifically pre-approved by the Audit Committee.

IV. Audit-related Services

Audit –related services are assurance and related services that are reasonably related to the performance of the audit or review of the Funds' financial statements or that are traditionally performed by the independent auditor. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, due diligence services pertaining to potential business acquisitions/dispositions; accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements.

The Audit Committee has pre-approved the Audit-related services in Appendix B. All other Audit-related services not listed in appendix B must be specifically pre-approved by the Audit Committee.

V. Tax Services

The Audit Committee believes that the independent auditor can provide Tax services to the Funds such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the independent auditor may provide such services. Hence, the Audit Committee believes it may grant general pre-approval to those Tax services that have historically been provided by the auditor, that the Audit Committee has reviewed and believes would not impair the independence of the auditor, and that are consistent with the SEC's rules on auditor independence. The Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Director of Fund Administration, the Vice President of Tax Services or outside counsel to determine that the tax planning and reporting positions are consistent with this policy.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax services in Appendix C. All Tax services involving large and complex transactions not listed in Appendix C must be specifically pre-approved by the Audit Committee, including: tax services proposed to be provide by the independent auditor to any executive officer or director of the Funds, in his or her individual capacity, where such services are paid for by the Funds or the investment advisor.

VI. All Other Services

The Audit Committee believes, based on the SEC's rules prohibiting the independent auditor from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

The Audit Committee has pre-approved the All Other services in appendix D. Permissible All Other services not listed in Appendix D must be specifically pre-approved by the Audit Committee.

A list of the SEC's prohibited non-audit services is attached to this policy as Exhibit 1. The SEC's rules and relevant guidance should be consulted to determine the precise definitions of these services and the applicability of exceptions to certain of the prohibitions.

VII. Pre-Approval Fee Levels or Budgeted Amounts

Pre-approval fee levels or budgeted amounts for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services. For each fiscal year, the Audit Committee may determine to ratio between the total amount of fees for Audit, Audit-related and Tax services, and the total amount of fees for services classified as All Other services.

VIII. Procedures

All requests or applications for services to be provided by the independent auditor that do not require specific approval by the Audit Committee will be submitted to the Director of Fund Administration or Assistant Director of Fund Administration and must include a detailed description of the services to be rendered. The Director/Assistant Director of Fund Administration will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a quarterly basis (or more frequent if requested by the audit committee) of any such services rendered by the independent auditor.

Request or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Director/Assistant Director of Fund Administration, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

The Audit Committee has designated the Chief Compliance Officer to monitor the performance of all services provided by the independent auditor and to determine whether such services are in compliance with this policy. The Chief Compliance Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Chief Compliance Officer and management will immediately report to the chairman of the Audit Committee any breach of this policy that comes to the attention of the Chief Compliance Officer or any member of management.

The Audit Committee will also review the internal auditor's annual internal audit plan to determine that the plan provides for the monitoring of the independent auditor's services.

IX. Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor's independence from the Funds, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Funds, the Funds' investment advisor and related parties of the investment advisor, consistent with Independence Standards Board Standard No. 1, and discussing with the independent auditor its methods and procedures for ensuring independence.

Items 5 – Audit Committee of Listed Registrants

If applicable, not applicable at this time. Applicable for annual reports covering periods ending on or after the compliance date for the listing standards applicable to the particular issuer. Listed issuers must be in compliance with the new listing rules by the earlier of the registrant's first annual shareholders meeting after January 15, 2004 or October 31, 2004.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

If applicable, not applicable at this time. Applicable for annual reports filed on or after July 1, 2003.

Item 8 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable at this time. Applicable for closed-end funds only.

Item 9 – Submission of Matters to a Vote of Security Holders

If applicable, not applicable at this time.

Item 10 - Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There were no significant changes in the Registrant's internal controls or other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 11 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Select Equity Trust

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: 11/29/2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: 11/29/2004

By: ________________________
Carol A. Kosel
Principal Financial Officer

Date: 11/24/2004